N-4	Apr. 21, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
MultiFund Select
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of Purchase Payment prior to the 8th anniversary since the Purchase Payment was invested, up to 6% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,000 on the Purchase Payment withdrawn. This loss will be greater if there are also taxes and tax penalties. A surrender charge will not apply if your withdrawal is made after the 8th anniversary since your Purchase Payment was invested.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge
Are There Transaction Charges?	Yes: Depending on the state of your residence, a one-time fee of up to $35 may be charged to set up and process a loan and the outstanding amount of the loan may be subject to a loan maintenance fee.	●Fee Tables ●Charges, Other Deductions,and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract)	1.009%[1]
	Fund fees and expenses	0.48%[2]	1.40%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.48%[1]	1.50%[1]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,826	Highest Annual Cost: $4,166
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of Purchase Payment prior to the 8th anniversary since the Purchase Payment was invested, up to 6% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,000 on the Purchase Payment withdrawn. This loss will be greater if there are also taxes and tax penalties. A surrender charge will not apply if your withdrawal is made after the 8th anniversary since your Purchase Payment was invested.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments – Surrender Charge

Surrender Charge Phaseout Period, Years | yr	8
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Are There Transaction Charges?	Yes: Depending on the state of your residence, a one-time fee of up to $35 may be charged to set up and process a loan and the outstanding amount of the loan may be subject to a loan maintenance fee.	●Fee Tables ●Charges, Other Deductions,and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes:
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page in your
Contract for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Fee Tables – Examples ●Charges, Other Deductions, and Adjustments ●Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract)	1.009%[1]
	Fund fees and expenses	0.48%[2]	1.40%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.48%[1]	1.50%[1]
1 As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
2 As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,826	Highest Annual Cost: $4,166
	Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Least expensive fund fees and expenses ●No optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
optional benefits and fund fees and
expenses
●No surrender charges
●No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.009%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.009%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.40%
Optional Benefits Minimum [Percent]	0.48%
Optional Benefits Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Contract Value. For the base contract, also includes an amount attributable to the Annual Account Fee.
Investment Options Footnotes [Text Block]	As a percentage of fund net assets, before expense reimbursements or fee waiver arrangements.
Lowest Annual Cost [Dollars]	$ 1,826
Highest Annual Cost [Dollars]	$ 4,166
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes: ●You can lose money by investing in this Contract, including loss of principal.	●Principal Risks ●Investments of the Variable Annuity Account
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●A surrender or withdrawal may result in surrender charges. Any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.
●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●Fee Tables ●Principal Risks ●Surrenders and Withdrawals ●Fixed Side of the Contract
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
●Each investment option (including the fixed account option) has its own unique risks.
●You should review the available investment options before making an investment decision.
●Principal Risks ●Investments of the Variable Annuity Account ●Fixed Side of the Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
●Principal Risks ●Fixed Side of the Contract

Investment Restrictions [Text Block]	Yes:●Not all investment options may be available for investment under your Contract.●The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.●We reserve the right to remove or substitute the funds that are available as investment options under the Contract.
Key Information, Benefit Restrictions [Text Block]	Yes:●There are additional restrictions and limitations under the Contract’s optional benefits.●Optional benefits may have limitations or restrictions, including the investment options that you may select under the Contract. We may change these restrictions in the future.●We may modify or stop offering an optional benefit that is currently available at any time.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	●Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.●This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.40%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48%	1.31%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.EXAMPLES This Example is intended to help you compare the cost of investing in the variable options with the cost of investing in other annuity contracts that offer variable options. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. This Example assumes all Contract Value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed account option (if available). This Example assumes that you invest $100,000 in the variable options for the time periods indicated. The Example also assumes that your investment has a 5% return each year you have elected i4LIFE® Advantage and assumes the maximum fees and expenses of the Contract and any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
The maximum surrender charge (contingent deferred sales charge)(as a percentage of Contract Value surrendered / withdrawn):[1]	6.0%
Loan Set-up Fee (if you participate in a group retirement plan that allows for loans and such fee is permissible by law):	$35.00 (per loan)
[1]The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. The cumulative surrender charge will never exceed 9% of the Purchase Payments applied to the Contract. See Charges, Other Deductions, and Adjustments — Surrender Charge.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. The cumulative surrender charge will never exceed 9% of the Purchase Payments applied to the Contract. See Charges, Other Deductions, and Adjustments — Surrender Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee)[1]	$25.00

Base Contract Expenses (as a percentage of average Contract Value)
Mortality and Expense Risk Charge	1.002%
Loan Interest (annually of the amount held in the loan account):	7.0%

Optional Rider Charge:
i4LIFE® Advantage Guaranteed Income Benefit:[2]
Guaranteed Annual Charge	1.50%
Current Annual Charge	0.48%
[1]The Account Fee may be reduced or eliminated for any particular contract.[2]As a percentage of assets in the Subaccounts. This charge is deducted from the Account Value on a monthly basis at a rate of 0.04% and only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage of 1.50%. During the Lifetime Income Period, the i4LIFE® Advantage charge will be computed daily based on the net asset value in the Subaccounts and added to the mortality and expense risk charge. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information.
Administrative Expense, Maximum [Dollars]	$ 25.00
Administrative Expense, Footnotes [Text Block]	The Account Fee may be reduced or eliminated for any particular contract.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.002%
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A – Investment Options Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.	0.48%	1.40%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any fee waivers or expense reimbursements.[1]	0.48%	1.31%
[1]Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before any fee waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.48%
Portfolio Company Expenses Maximum [Percent]	1.40%
Portfolio Company Expenses, Footnotes [Text Block]	Any fee waivers or expense reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the fund’s board of directors.
Surrender Example [Table Text Block]
1 year	3 years	5 years	10 years
$10,036	$18,234	$24,498	$41,654

Annuitize Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$3,973	$12,043	$20,284	$41,654

No Surrender Example [Table Text Block]	2) If you annuitize or do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$3,973	$12,043	$20,284	$41,654

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements. This means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $250,000 or more. This amount includes total Purchase Payments for all variable annuity contracts issued by us or our affiliates for the same Contractowner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract.Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.Loan Risk. The amount of the loan reserve account does not participate in the investment experience of the Subaccounts; therefore, loans can impact the Contract Value and Death Benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due.Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging (DCA)	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging or cross reinvestment. ●Only available for the Subaccounts. ●Rebalancing may take place on a monthly, quarterly, semi-annual, or annual basis.
Cross-Reinvestment/ Earnings Sweep Service	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	●Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service (AWS)	Allows you to take periodic withdrawals from your Contract automatically.	None
●Automatically terminates once i4LIFE®
Advantage begins.
●Withdrawals are subject to applicable
surrender charges, taxes, and tax
penalties.
●May result in Excess Withdrawals under
certain optional benefits.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	You may be eligible to take a loan against your Contract Value.	●One-time fee of up to $35 to set up and process loan.
●Only available to Participants in a tax
deferred retirement plan that allows
Participant loans.
●Loans are subject to a variety of
limitations, including restrictions as to
the loan amount, the loan’s duration, the
rate of interest, and the manner of
repayment.
●Loan reserve account does not
participate in the investment experience
of the Sub-Accounts, which can impact
the Contract Value and Death Benefit,
even if the loan is repaid in full.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging (DCA)	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	●Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. ●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	●Cannot be used simultaneously with dollar cost averaging or cross reinvestment. ●Only available for the Subaccounts. ●Rebalancing may take place on a monthly, quarterly, semi-annual, or annual basis.
Cross-Reinvestment/ Earnings Sweep Service	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	●Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Automatic Withdrawal Service (AWS)	Allows you to take periodic withdrawals from your Contract automatically.	None
●Automatically terminates once i4LIFE®
Advantage begins.
●Withdrawals are subject to applicable
surrender charges, taxes, and tax
penalties.
●May result in Excess Withdrawals under
certain optional benefits.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Loans	You may be eligible to take a loan against your Contract Value.	●One-time fee of up to $35 to set up and process loan.
●Only available to Participants in a tax
deferred retirement plan that allows
Participant loans.
●Loans are subject to a variety of
limitations, including restrictions as to
the loan amount, the loan’s duration, the
rate of interest, and the manner of
repayment.
●Loan reserve account does not
participate in the investment experience
of the Sub-Accounts, which can impact
the Contract Value and Death Benefit,
even if the loan is repaid in full.

Operation of Benefit [Text Block]	Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, regular monthly income payments and provide a Death Benefit, and during which you may surrender the Contract and make additional withdrawals from your Account Value. During the Access Period, the Account Value is available as a minimum Death Benefit, or for additional withdrawals or surrender of the Contract. At the end of the Access Period, the remaining Account Value is used to determine the amount of regular monthly income payments for the rest of your life (and the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. We will establish the minimum and maximum Access Periods at the time you elect i4LIFE® Advantage. (Currently the greater of 15 years or to age 85. Beginning May 20, 2024, the greater of 10 years or to age 100.) Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend the Access Period by sending us notice. Additional restrictions may apply if you are under 59½ when you request a change to the Access Period. A request to extend the Access Period will be effective on the next Periodic Income Commencement Date anniversary. Currently, if you extend the Access Period, it must be extended at least 5 years. If you extend the Access Period, subsequent Regular Income Payments and the Guaranteed Income Benefit will be reduced accordingly. The Guaranteed Income Benefit will be adjusted in proportion to the reduction in the new Regular Income Payment. Extending the Access Period lowers the regular payment and Guaranteed Income Benefit because these payments are spread out over a longer period of time. For example, assume you have an access period of 25 years, a Regular Income Payment of $433 a month and a Guaranteed Income Benefit of $332 per month. If you extend your Access Period to 30 years, the Regular Income Payment decreases to $428 per month (a reduction of 1.15%) and the Guaranteed Income Benefit is also reduced by 1.15% for a payment of $328. We may reduce or terminate the Access Period for tax-deferred retirement plans in order to keep the Regular Income Payments in compliance with Internal Revenue Code (“IRC”) provisions for required minimum distributions. You may not shorten your Access Period. Account Value. The initial Account Value is equal to the total of the dollar value of the fixed and variable options contained in the Contract in which you are invested on the Periodic Income Commencement Date. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by Regular Income Payments made, any Guaranteed Income Benefit payments made, and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life, if applicable) and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living; and access to your Account Value during the Access Period. Such payments will not vary during the year unless there is a withdrawal. When you elect i4LIFE® Advantage, you will have to choose the length of the Access Period. This choice will influence the amount of your Regular Income Payments. Regular Income Payments will begin within 14 days of the Periodic Income Commencement Date. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Regular Income Payments for tax-deferred retirement plans will be paid monthly, and are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). An Assumed Investment Return (AIR) rate of 4% will be available. Regular Income Payments are not subject to any surrender charges. For information regarding income tax consequences of Regular Income Payments, See Federal Tax Matters. The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Account Value by 1,000 and multiplying the result by an annuity factor. In the absence of excess withdrawals this amount will remain constant throughout the calendar year. The annuity factor is based upon: ●The age of the Annuitant and Secondary Life, if applicable; ●the length of the Access Period selected; ●the monthly Regular Income Payments; ●the AIR of 4%; and ●the Individual Annuity Mortality table. The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $504.96 per month ($6,059.60 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.41 per month ($5,380.90 annually). Subsequent Regular Income Payments during the Access Period are determined by dividing the Account Value, on the applicable Valuation Date (December 31) by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. You will receive the same payment each month throughout the year. The Account Value continues to vary with the performance of the Subaccounts selected and the interest credited on the fixed account. The AIR is the measuring point for subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For example, a Contractowner has an Account Value of $100,000 and an income payment of $400 per month. If the Contractowner makes a withdrawal of $25,000 (resulting in a 25% reduction of Account Value), there would be a corresponding 25% reduction to the Regular Income Payment. The Regular Income Payment of $400 would be reduced to $300 [$400 – (25% x $400)]. See i4LIFE® Advantage – General i4LIFE® Advantage Provisions for more information on withdrawals. For a joint life option, the Secondary Life must be the Annuitant’s spouse and must be the primary Beneficiary. If either the Annuitant or Secondary Life dies during the Access Period, the surviving life may elect to continue Regular Income Payments. We may adjust the Access Period length to ensure the regular monthly income payments conform to the required minimum distribution requirements of Section 401(a)(9) of the IRC. Regular Income Payments will continue for the remainder of the Access Period and then, if there is a surviving life, for the Lifetime Income Period. As an alternative, upon the death of the Annuitant, the Secondary Life may choose to take the Death Benefit, and the i4LIFE® Advantage rider will terminate. The Account Value less any contingent deferred sales charge may be paid upon the death of the Secondary Life during the Access Period, if applicable. If there is no surviving life, then the Regular Income Payments will cease and this rider will terminate. For a single life option, if the Annuitant dies during the Access Period, a Death Benefit will be paid and the Regular Income Payments will cease and this rider will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. The frequency of Regular Income Payments, the AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: ●the age of the Annuitant and Secondary Life (if living); ●the monthly Regular Income Payments; ●the AIR of 4%; and ●the Individual Annuity Mortality table. The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Your Regular Income Payments are adjusted on an annual basis, and the total of the annual payment is transferred to Lincoln Life’s general account in January to be paid out monthly. During the Lifetime Income Period monies deposited to the general account will receive the then current crediting rate. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will vary on an annual basis for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your annuity units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. i4LIFE® Advantage Death Benefit i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available for qualified contracts during the Access Period and will be equal to the greater of: ●the Account Value as of the Valuation Date we approve the payment of the claim; or ●the sum of all Purchase Payments, less the sum of Regular Income Payments and other additional withdrawals (including withdrawals to provide the Guaranteed Income Benefit). References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your Contract was in force prior to that election. Regular Income Payments are deducted from the Death Benefit before any additional withdrawals when determining the Death Benefit: Total Purchase Payments $200,000
Total i4LIFE® Advantage Regular Income Payments $25,000
Additional Withdrawal $15,000
Death Benefit value after i4LIFE® Advantage withdrawal = $200,000 – $25,000 = $175,000
Death Benefit value after additional withdrawal = $175,000 - $15,000 = $160,000General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. During the Access Period, if the single life option has been elected, then upon the death of the Annuitant, the Regular Income Payments will cease and this rider will terminate. If the joint life option has been elected, then upon the death of the Annuitant, the Secondary Life, if still surviving, as spouse and primary Beneficiary, may terminate the Contract and this rider and receive full payment of the Death Benefit or elect to continue the Contract and this rider and receive Regular Income Payments for his/her lifetime. Upon the death of the Secondary Life, the Annuitant if still surviving, may continue to receive Regular Income Payments for the remainder of the access period and for the Lifetime Income Period or may elect to terminate this rider. If neither the Annuitant nor the Secondary Life is still surviving, the Regular Income Payments will cease and this rider will terminate. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1. an original certified death certificate or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with IRC Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to Lincoln Life of the death, Regular Income Payments may be suspended until the death claim is approved. If this rider is continued, upon approval of the death claim the excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time and a lump sum payment for the value of any suspended payments, as of the date the death claim is approved, will be made and the Regular Income Payments will restart. Otherwise, this rider terminates. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit Payments: i4LIFE® Advantage Regular Income Payment before Withdrawal $1,200
Guaranteed Income Benefit before Withdrawal $750
Account Value at time of Additional Withdrawal $150,000
Additional Withdrawal $15,000 (a 10% withdrawal)
Reduction in i4LIFE® Advantage Regular Income Payment for Withdrawal = $1,200 x 10% = $120
i4LIFE® Advantage Regular Income Payment after Withdrawal = $1,200 – $120 = $1,080
Reduction in Guaranteed Income Benefit for Withdrawal = $750 x 10% = $75
Guaranteed Income Benefit after Withdrawal = $750 – $75 = $675Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your Contract will return to the accumulation phase. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and assess the mortality and expense risk charge and administrative charge associated with the Contract without this feature. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under The ContractVariable Options The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-454-6265 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.19%[2]	6.02%	3.02%	9.80%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.31%	10.03%	4.88%	4.52%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.79%	21.24%	15.08%	15.49%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2	0.69%	12.99%	4.57%	7.11%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2	0.71%	14.23%	5.25%	7.75%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2	0.74%	15.16%	5.98%	8.61%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2	0.78%	16.42%	7.28%	9.72%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2	0.82%	18.44%	8.73%	10.59%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	10.82%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2	0.85%	19.50%	9.15%	10.81%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2	0.85%	19.53%	9.17%	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.80%	14.63%	13.42%	17.16%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	11.56%	10.13%	8.70%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	5.26%	11.82%	11.81%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	2.65%	4.32%	9.63%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	9.51%	3.13%	4.64%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	13.22%	8.82%	8.02%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	13.26%	5.31%	5.94%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	1.26%	8.74%	7.06%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	8.94%	3.75%	5.58%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.86%[2]	14.09%	6.34%	6.36%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.87%[2]	24.69%	6.54%	5.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	12.74%	5.21%	6.60%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	14.71%	6.58%	7.60%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	17.84%	8.62%	8.94%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	19.35%	9.47%	9.77%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	19.48%	9.65%	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.55%[2]	16.18%	12.43%	13.50%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	31.23%	7.02%	7.87%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company. [2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index. [4]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund. [5]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Variable Option [Line Items]
Prospectuses Available [Text Block]	Variable Options The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-454-6265 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B advised by AllianceBernstein L.P.	1.19%[2]	6.02%	3.02%	9.80%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income.	American Funds® IS Growth-Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class B advised by DWS Investment Management Americas, Inc.	1.31%	10.03%	4.88%	4.52%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.79%	21.24%	15.08%	15.49%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2	0.69%	12.99%	4.57%	7.11%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2	0.71%	14.23%	5.25%	7.75%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2	0.74%	15.16%	5.98%	8.61%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2	0.78%	16.42%	7.28%	9.72%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2	0.82%	18.44%	8.73%	10.59%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	10.82%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2	0.85%	19.50%	9.15%	10.81%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2	0.85%	19.53%	9.16%	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2	0.85%	19.53%	9.17%	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.80%	14.63%	13.42%	17.16%
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%[2]	11.56%	10.13%	8.70%
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	13.09%	7.97%	8.27%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	18.41%	5.84%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%	5.49%	2.36%	2.76%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.11%[2]	8.63%	2.45%	3.42%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	5.26%	11.82%	11.81%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	2.65%	4.32%	9.63%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%[2]	15.26%	12.75%	13.27%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%[2]	6.40%	-0.65%	2.25%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.72%	6.87%	-0.79%	1.88%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.71%[2]	33.98%	8.80%	7.62%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	9.51%	3.13%	4.64%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	13.22%	8.82%	8.02%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	13.26%	5.31%	5.94%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	11.24%	4.44%	5.38%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	3.71%	2.79%	1.70%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.82%	4.12%	5.28%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation	1.03%[2]	1.26%	8.74%	7.06%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.91%[2]	6.14%	-3.54%	0.11%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.99%[2]	36.05%	10.96%	7.63%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	4.51%	3.09%	2.51%
Total return and, as a secondary objective, high current income.	LVIP Nomura High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	1.02%[2]	8.94%	3.75%	5.58%
To maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.77%	12.95%	11.33%	10.29%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	8.53%	8.77%	9.34%
To maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Service Class advised by Lincoln Financial Investments Corporation	0.79%	14.65%	12.58%	13.13%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Service Class advised by Lincoln Financial Investments Corporation	1.13%[2]	0.72%	5.24%	3.74%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.62%[2]	6.53%	-0.97%	1.42%
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund)	0.86%[2]	14.09%	6.34%	6.36%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.63%[2]	30.85%	8.39%	7.73%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund)	0.87%[2]	24.69%	6.54%	5.31%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.75%	15.35%	5.59%	7.16%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Service Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.48%	17.30%	13.88%	14.26%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.63%[2]	12.18%	5.47%	8.90%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.81%	16.98%	6.90%	7.32%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.89%[2]	12.74%	5.21%	6.60%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.92%[2]	14.71%	6.58%	7.60%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	17.84%	8.62%	8.94%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	19.35%	9.47%	9.77%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	19.48%	9.65%	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	10.76%	7.14%	12.62%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.55%[2]	16.18%	12.43%	13.50%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	31.23%	7.02%	7.87%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Capital appreciation.	Nomura VIP Small Cap Value Series - Service Class	1.04%	7.83%	8.93%	8.84%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Options The following is a list of fixed account options currently available under the Contract. We may change the features of the fixed account options listed below, offer new fixed account options, and terminate existing fixed account options. We will provide you with written notice at least 30 days prior to the date of any change. Depending on the optional benefits you choose, you may not be able to invest in a fixed account option.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	1.75%*
DCA Fixed Account	3 –60 months	1.75%
*State specific variances may apply. Please consult your registered representative with any questions.
Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	1.75%*
DCA Fixed Account	3 –60 months	1.75%

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Appendix B — Investment Requirements Contractowners who have elected i4LIFE® Advantage with the Guaranteed Income Benefit will be subject to the following requirements on variable Subaccount investments. If you do not elect i4LIFE® Advantage, the Investment Requirements will not apply to your Contract. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the Subaccount investments of the Contractowners who have this rider and market conditions. Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These funds are included under Investment Requirements in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your registered representative to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us. No more than 35% of your Contract Value (includes Account Value if i4LIFE® Advantage is in effect) can be invested in the following Subaccounts (“Limited Subaccounts”): AB VPS Sustainable Global Thematic Portfolio American Funds® IS Global Growth Fund American Funds® IS International Fund Fidelity® VIP Freedom 2040 PortfolioSM Fidelity® VIP Freedom 2045 PortfolioSM Fidelity® VIP Freedom 2050 PortfolioSM LVIP Baron Growth Opportunities Fund LVIP BlackRock Real Estate Fund LVIP Blended Mid Cap Managed Volatility Fund LVIP Franklin Templeton Global Equity Managed Volatility Fund LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund LVIP Mondrian International Value Fund LVIP Nomura High Fund LVIP Nomura Mid Cap Value Fund LVIP Nomura SMID Cap Core Fund LVIP Nomura U.S. REIT Fund LVIP State Street Global Tactical Allocation Managed Volatility Fund LVIP State Street International Index Fund LVIP State Street International Managed Volatility Fund LVIP State Street Small-Cap Index Fund LVIP T. Rowe Price 2040 Fund LVIP T. Rowe Price 2050 Fund LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP Vanguard International Equity ETF Fund MFS® VIT Utilities Series Nomura VIP Small Cap Value SeriesAll other variable Subaccounts will be referred to as “Non-Limited Subaccounts” except for the DWS Alternative Asset Allocation VIP Portfolio which is not available for investment. You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of i4LIFE® Advantage, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, portfolio rebalancing will be paused until updated allocation instructions are received from you. We will provide you with notice of such change. We may move Subaccounts on or off the Limited Subaccount list, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors, including the general market conditions and the style and investment objectives of the Subaccount investments. At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may: 1.terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; 2.submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or 3.take no action and be subject to the quarterly rebalancing as described above.
MultiFund Select | AB VPS Sustainable Global Thematic Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
MultiFund Select | American Funds® IS Global Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
MultiFund Select | American Funds® IS Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
MultiFund Select | American Funds® IS Growth-Income Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
MultiFund Select | American Funds® IS International Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS International Fund - Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
MultiFund Select | DWS Alternative Asset Allocation VIP Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
MultiFund Select | Fidelity® VIP Contrafund® Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class 2
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
MultiFund Select | Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	12.99%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	7.11%
MultiFund Select | Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.75%
MultiFund Select | Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.16%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	8.61%
MultiFund Select | Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.72%
MultiFund Select | Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	18.44%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	10.59%
MultiFund Select | Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
Average Annual Total Returns, 10 Years [Percent]	10.82%
MultiFund Select | Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.50%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	10.81%
MultiFund Select | Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.16%
MultiFund Select | Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class 2
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	9.17%
MultiFund Select | Fidelity® VIP Growth Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.63%
Average Annual Total Returns, 5 Years [Percent]	13.42%
Average Annual Total Returns, 10 Years [Percent]	17.16%
MultiFund Select | LVIP Baron Growth Opportunities Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	8.78%
MultiFund Select | LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.13%
Average Annual Total Returns, 10 Years [Percent]	8.70%
MultiFund Select | LVIP BlackRock Equity Dividend Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Equity Dividend Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.27%
MultiFund Select | LVIP BlackRock Global Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	18.41%
Average Annual Total Returns, 5 Years [Percent]	5.84%
MultiFund Select | LVIP BlackRock Inflation Protected Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.76%
MultiFund Select | LVIP BlackRock Real Estate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	8.63%
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	3.42%
MultiFund Select | LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	5.26%
Average Annual Total Returns, 5 Years [Percent]	11.82%
Average Annual Total Returns, 10 Years [Percent]	11.81%
MultiFund Select | LVIP Blended Mid Cap Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	2.65%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	9.63%
MultiFund Select | LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.26%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	13.27%
MultiFund Select | LVIP Fidelity Institutional AM Total Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Fidelity Institutional AM® Total Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	6.40%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	2.25%
MultiFund Select | LVIP Franklin Templeton Core Bond Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	(0.79%)
Average Annual Total Returns, 10 Years [Percent]	1.88%
MultiFund Select | LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	33.98%
Average Annual Total Returns, 5 Years [Percent]	8.80%
Average Annual Total Returns, 10 Years [Percent]	7.62%
MultiFund Select | LVIP Global Conservative Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	4.64%
MultiFund Select | LVIP Global Equity Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Global Equity Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	8.02%
MultiFund Select | LVIP Global Growth Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	5.94%
MultiFund Select | LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	5.38%
MultiFund Select | LVIP Government Money Market Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	3.71%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.70%
MultiFund Select | LVIP JPMorgan Retirement Income Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.28%
MultiFund Select | LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	8.74%
Average Annual Total Returns, 10 Years [Percent]	7.06%
MultiFund Select | LVIP Mondrian Global Income Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	(3.54%)
Average Annual Total Returns, 10 Years [Percent]	0.11%
MultiFund Select | LVIP Mondrian International Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	36.05%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	7.63%
MultiFund Select | LVIP Nomura Diversified Floating Rate Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Nomura Diversified Floating Rate Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.51%
MultiFund Select | LVIP Nomura High Yield Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Nomura High Yield Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	5.58%
MultiFund Select | LVIP Nomura Mid Cap Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Mid Cap Value Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	10.29%
MultiFund Select | LVIP Nomura SMID Cap Core Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura SMID Cap Core Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	9.34%
MultiFund Select | LVIP Nomura Social Awareness Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Nomura Social Awareness Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	13.13%
MultiFund Select | LVIP Nomura U.S. REIT Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Nomura U.S. REIT Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	3.74%
MultiFund Select | LVIP State Street Bond Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP State Street Bond Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.53%
Average Annual Total Returns, 5 Years [Percent]	(0.97%)
Average Annual Total Returns, 10 Years [Percent]	1.42%
MultiFund Select | LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.09%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	6.36%
MultiFund Select | LVIP State Street International Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP State Street International Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	7.73%
MultiFund Select | LVIP State Street International Managed Volatility Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street International Managed Volatility Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	24.69%
Average Annual Total Returns, 5 Years [Percent]	6.54%
Average Annual Total Returns, 10 Years [Percent]	5.31%
MultiFund Select | LVIP State Street Moderate Index Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP State Street Moderate Index Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.16%
MultiFund Select | LVIP State Street SP 500 Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP State Street S&P 500 Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.26%
MultiFund Select | LVIP State Street Small-Cap Index Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP State Street Small-Cap Index Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	8.90%
MultiFund Select | LVIP Structured Moderate Allocation Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.98%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	7.32%
MultiFund Select | LVIP T. Rowe Price 2020 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	12.74%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.60%
MultiFund Select | LVIP T. Rowe Price 2030 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.71%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	7.60%
MultiFund Select | LVIP T. Rowe Price 2040 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.94%
MultiFund Select | LVIP T. Rowe Price 2050 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.35%
Average Annual Total Returns, 5 Years [Percent]	9.47%
Average Annual Total Returns, 10 Years [Percent]	9.77%
MultiFund Select | LVIP T. Rowe Price 2060 Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	9.65%
MultiFund Select | LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	12.62%
MultiFund Select | LVIP Vanguard Domestic Equity ETF Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.18%
Average Annual Total Returns, 5 Years [Percent]	12.43%
Average Annual Total Returns, 10 Years [Percent]	13.50%
MultiFund Select | LVIP Vanguard International Equity ETF Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	31.23%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	7.87%
MultiFund Select | MFS® VIT Utilities Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
MultiFund Select | Nomura VIP Small Cap Value Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series - Service Class
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
MultiFund Select | PIMCO VIT Total Return Portfolio - Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
MultiFund Select | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Before the Annuity Commencement Date If the Contractowner or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. If you have elected i4LIFE® Advantage, a different Death Benefit option will apply. You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. The Death Benefit paid to your designated Beneficiary will be the greater of: 1. The Contract Value on the Valuation Date the Death Benefit is approved by us for payment; or 2. The sum of all Purchase Payments minus all withdrawals, including any applicable charges and any premium tax incurred. Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters. If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and 2. written authorization for payment; and 3. all required claim forms, fully completed (including selection of a settlement option). If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary: 1. If any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or 2. If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate. Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
MultiFund Select | Dollar-Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging (DCA)
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.●Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Name of Benefit [Text Block]	Dollar-Cost Averaging (DCA)
Operation of Benefit [Text Block]	Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or select variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.
MultiFund Select | Portfolio Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or cross reinvestment.●Only available for the Subaccounts.●Rebalancing may take place on a monthly, quarterly, semi-annual, or annual basis.
Name of Benefit [Text Block]	Portfolio Rebalancing
Operation of Benefit [Text Block]	Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.
MultiFund Select | Cross-Reinvestment
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Cross-Reinvestment/Earnings Sweep Service
Purpose of Benefit [Text Block]	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Name of Benefit [Text Block]	Cross-Reinvestment/Earnings Sweep Service
Operation of Benefit [Text Block]	Cross-Reinvestment Service. The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
MultiFund Select | Automatic Withdrawal Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Withdrawal Service (AWS)
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE® Advantage begins.●Withdrawals are subject to applicable surrender charges, taxes, and tax penalties.●May result in Excess Withdrawals under certain optional benefits.
Name of Benefit [Text Block]	Automatic Withdrawal Service (AWS)
Operation of Benefit [Text Block]	Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value.
MultiFund Select | Loans One-Time Set Up Fee
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 35
Optional Benefit Expense, Current [Dollars]	35.00
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Maximum [Dollars]	35
Optional Benefit Expense, Current [Dollars]	$ 35.00
MultiFund Select | Loans
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	7.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	You may be eligible to take a loan against your Contract Value.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	7.00%
Brief Restrictions / Limitations [Text Block]	●Only available to Participants in a tax deferred retirement plan that allows Participant loans. ●Loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment.●Loan reserve account does not participate in the investment experience of the Sub-Accounts, which can impact the Contract Value and Death Benefit, even if the loan is repaid in full.
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans If the Plan permits loans, then during the Participant's accumulation period, the Participant may apply for a loan by completing a loan application that we provide. The Participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the Participant's Plan. For plans subject to the IRC and Title I of ERISA, the initial amount of a Participant loan cannot exceed the lesser of 50% of the Participant's vested account balance in the fixed account or $50,000 and, pursuant to the terms of the Contract, must be at least $1,000. For plans subject to the IRC, but not subject to Title I of ERISA, a Participant is subject to the same $50,000 maximum, but may borrow up to $10,000 of his or her vested account balance even if that would be greater than 50% of his or her vested account balance. The annual interest rate for loans is 7.0% of the amount held in the loan account. We will credit interest at an annual rate of 4.5% on the loan value.
MultiFund Select | i4LIFE Advantage for Qualified Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.482%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts
Purpose of Benefit [Text Block]	●Variable periodic Regular Income Payments for life. ●The ability to make additional withdrawals and surrender the Contract during the Access Period. ●The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. ●Includes a Guaranteed Income Benefit and its own standard death benefit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.482%
Brief Restrictions / Limitations [Text Block]	●Limited availability: Must be elected before an annuity option is selected, must be elected no later than age 85 (single life); age 80 (joint life), may not be available or limitations may apply depending on state, tax treatment, and terms of retirement plan.●Investment Requirements apply.●Restrictions apply to the length of the Access Period.●Withdrawals during the Access Period could significantly reduce the dollar amount of income payments and the death benefit.●Purchase Payments are subject to additional restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts
MultiFund Select | Guaranteed Income Benefit with i4LIFE Advantage
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE® Advantage
Purpose of Benefit [Text Block]	Provides that variable income payments under i4LIFE® Advantage will never be less than a guaranteed minimum amount regardless of investment performance during the Access Period or Lifetime Income Period. Includes a step-up feature that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Brief Restrictions / Limitations [Text Block]	●Must be elected no later than age 95 for nonqualified contracts or age 80 for IRA contracts.●Investment Requirements apply.●Features, terms, and conditions differ for qualified and nonqualified/IRA contracts.●Withdrawals during the Access Period could significantly reduce the benefit and negatively impact the potential for step-ups.●Changes to the length of the Access Period or payment frequency could significantly reduce or terminate the benefit.●Purchase Payments are subject to additional restrictions.
Name of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE® Advantage
MultiFund Select | i4Life Advantage Guaranteed Income Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.48%
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of assets in the Subaccounts. This charge is deducted from the Account Value on a monthly basis at a rate of 0.04% and only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage of 1.50%. During the Lifetime Income Period, the i4LIFE® Advantage charge will be computed daily based on the net asset value in the Subaccounts and added to the mortality and expense risk charge. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.48%
Optional Benefit Expense, Footnotes [Text Block]	As a percentage of assets in the Subaccounts. This charge is deducted from the Account Value on a monthly basis at a rate of 0.04% and only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage of 1.50%. During the Lifetime Income Period, the i4LIFE® Advantage charge will be computed daily based on the net asset value in the Subaccounts and added to the mortality and expense risk charge. See Charges, Other Deductions, and Adjustments — i4LIFE® Advantage Charge for more information.
MultiFund Select | i4LIFE Advantage
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,036
Surrender Expense, 3 Years, Maximum [Dollars]	18,234
Surrender Expense, 5 Years, Maximum [Dollars]	24,498
Surrender Expense, 10 Years, Maximum [Dollars]	41,654
Annuitized Expense, 1 Year, Maximum [Dollars]	3,973
Annuitized Expense, 3 Years, Maximum [Dollars]	12,043
Annuitized Expense, 5 Years, Maximum [Dollars]	20,284
Annuitized Expense, 10 Years, Maximum [Dollars]	41,654
No Surrender Expense, 1 Year, Maximum [Dollars]	3,973
No Surrender Expense, 3 Years, Maximum [Dollars]	12,043
No Surrender Expense, 5 Years, Maximum [Dollars]	20,284
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,654
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts i4LIFE® Advantage (the Variable Annuity Income rider in your Contract) is an optional Annuity Payout rider that is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. This rider is no longer available for election. In order to elect the i4LIFE® Advantage benefit, you may need to surrender your existing base contract and apply for a new Contract. The surrender charges and fees applicable to the new base contract will not be higher than such fees applicable to the base contract being surrendered. However, an additional charge will be incurred on the new base contract for i4LIFE® Advantage; just as it would be for a Contract that need not be surrendered to elect i4LIFE® Advantage. Enhanced interest rates will not be offered on the fixed account(s) of the new base contract. Please contact your sales representative to determine if it is necessary to surrender your Contract in order to elect i4LIFE® Advantage. i4LIFE® Advantage is a payout option that provides you with variable, regular monthly income payments for life. These payouts begin and are made during an Access Period, where you have access to the Account Value. After the Access Period ends, Regular Income Payments continue for the rest of your life, during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. The initial regular monthly income payment is based on the Account Value on the Periodic Income Commencement Date. This date is no more than 14 days prior to the date you begin receiving the regular monthly income payments. This option is available for Participants in 401(k), 403(b) and most 457 plans (“tax-deferred retirement plans”). This option, when available in your state, is subject to a charge. See Charges, Other Deductions, and Adjustments – i4LIFE® Advantage Charges for Qualified Contracts. The Annuitant, or Secondary Life, if applicable, may not be changed after i4LIFE® Advantage is elected. The Periodic Income Commencement Date will be within one month of when your i4LIFE® Advantage election form is approved by us. i4LIFE® Advantage for tax-deferred retirement plans is only available if the Annuitant is eligible to receive a payout pursuant to the terms and conditions of his or her plan at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions. If i4LIFE® Advantage is selected, in addition to the Investment Requirements imposed by electing this option, the applicable transfer provisions among Subaccounts and the fixed account during the access period will continue to be those specified in your prospectus. See The Contracts – Transfers on or Before the Annuity Commencement Date. During the Lifetime Income Period, the transfer provisions are those specified in your prospectus. See The Contracts – Transfers after the Annuity Commencement Date. Once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See Benefits Available Under the Contract – Additional Services. When you elect i4LIFE® Advantage, you will receive the i4LIFE® Advantage Guarantee of Principal Death Benefit. See i4LIFE® Advantage Death Benefit.Guaranteed Income Benefit with i4LIFE® Advantage for Qualified Contracts The Guaranteed Income Benefit ensures that your Regular Income Payments will never be less than a minimum amount, adjusted for withdrawals, regardless of the actual investment performance of your Contract. The Guaranteed Income Benefit is in effect during both the access period and the Lifetime Income Period. The Guaranteed Income Benefit is initially equal to 75% of the initial Regular Income Payment. If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit. This additional amount will be withdrawn from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero as a result of the payment of the Guaranteed Income Benefit, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant, or Secondary Life, if applicable, is living. The Guaranteed Income Benefit has an automatic step-up feature that works as follows: During the 15-year step-up period, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The 15-year period will run from the Periodic Income Commencement Date, or the date of the most recent reset of the 15-year step-up period. Each 3-year step-up occurs on the Valuation Date of the first Regular Income Payment in the first calendar year of each 3-year period. At the end of a 15-year step-up period, the Contractowner may continue with the current Guaranteed Income Benefit amount at the current fee with no further step-ups or alternatively elect a new 15-year step-up period by submitting a written request to the Home Office. If a new 15-year step-up period is elected, the i4LIFE® Advantage fee will be the current charge in effect at the time of the step-up election period. A new step-up period may be elected during the Access and Lifetime Income periods, but the new step-up period must be elected at or before the end of the previous step-up period or no new step-up period may be elected in the future. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer the election of a new 15-year step-up period for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. If a new 15-year step-up period is elected, the i4LIFE® Advantage charge may increase subject to the guaranteed maximum annual percentage charge of 1.50%. The Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments or Guaranteed Income Benefit payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Advantage Provisions to see the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit. If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years up to the maximum available) thereby reducing your Regular Income Payment, your Guaranteed Income Benefit will also be reduced. The Guaranteed Income Benefit will be reduced in proportion to the reduction in the Regular Income Payment. You may not shorten your Access Period.
MultiFund Select | Fixed Options
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Side of the Contract Information regarding the features of the fixed account, if available, including (i) its name and (ii) its minimum guaranteed interest rate, is available in Appendix A – Investment Options Available Under the Contract. Purchase Payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed. In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Disclosures in this prospectus about the general account, however, are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Purchase Payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the Contract, of at least 1.50%. A Purchase Payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. We may vary the way in which we credit interest to the fixed side of the contract from time to time. ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED. Your Contract may not offer a fixed account or if permitted by your Contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.75%
MultiFund Select | DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account
Fixed Option Available, Term	60 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.75%
MultiFund Select | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes:●You can lose money by investing in this Contract, including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
MultiFund Select | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No:●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●A surrender or withdrawal may result in surrender charges. Any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.●The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
MultiFund Select | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.●Each investment option (including the fixed account option) has its own unique risks.●You should review the available investment options before making an investment decision.
MultiFund Select | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
MultiFund Select | Variable Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
MultiFund Select | Investment Requirements Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements. This means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
MultiFund Select | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
MultiFund Select | Withdrawal Risk (Illiquidity Risk)
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
MultiFund Select | Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
MultiFund Select | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $250,000 or more. This amount includes total Purchase Payments for all variable annuity contracts issued by us or our affiliates for the same Contractowner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract.
MultiFund Select | Election of Optional Benefit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
MultiFund Select | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. The amount of the loan reserve account does not participate in the investment experience of the Subaccounts; therefore, loans can impact the Contract Value and Death Benefit, even if the loan is repaid in full. If the Contract is surrendered while there is an outstanding loan, the surrender value will be reduced by the amount of the loan plus loan interest rate. Upon the death of the Annuitant, we will pay the Beneficiary the Contract Value less the outstanding loan and loan interest due.
MultiFund Select | Fee and Expense Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
MultiFund Select | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
MultiFund Select | Cybersecurity and Business Interuption Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on our computer systems and those of our business partners and service providers to conduct our business. As such, our business is vulnerable to cybersecurity risks and business interruption risks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data; interference with or denial of service; attacks on websites or systems; operational disruptions; and unauthorized release of confidential customer or business information. Cybersecurity risks affecting us, any third-party administrators, underlying funds, index providers, intermediaries, and service providers may adversely affect us and/or your Contract. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including order processing; impact our ability to calculate Accumulation Unit values or other Contract values; cause the release and possible destruction of confidential customer or business information; and/or subject us to regulatory fines, litigation, financial losses or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that systems disruptions, cyberattacks and information security breaches will always be detected, prevented, or avoided in the future. In addition to cybersecurity risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. Any such disasters could interfere with our business and our ability to administer the Contract. For example, they could lead to delays in our processing of Contract transactions, including orders from Contractowners, or could negatively impact our ability to calculate Accumulation Unit values or other Contract Values. They may also impact the issuers of securities in which the underlying funds invest (or the securities that compose an Index), which may cause your Contract to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.